Tangible fixed assets	12 Months Ended
Dec. 31, 2024
Tangible fixed assets
Tangible fixed assets

3. Tangible fixed assets

The movements in tangible fixed assets (i.e. vessels and their associated depot spares) are reported in the following table:

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2023	2,358,896	5,612	2,364,508
Additions, net	7,748	1,705	9,453
Disposal	(203,884)	—	(203,884)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	2,155,587	7,317	2,162,904
Additions, net	8,117	—	8,117
Disposal	(201,842)	—	(201,842)
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	1,961,808	7,317	1,969,125
Accumulated depreciation and impairment loss
As of January 1, 2023	686,737	—	686,737
Depreciation	59,424	—	59,424
Disposal	(53,542)	—	(53,542)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	685,446	—	685,446
Depreciation	55,782	—	55,782
Disposal	(56,489)	—	(56,489)
Impairment loss	7,968	—	7,968
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	692,653	—	692,653
Net book value
As of December 31, 2023	1,470,141	7,317	1,477,458
As of December 31, 2024	1,269,155	7,317	1,276,472

All vessels have been pledged as collateral under the terms of the Five-Year Sustainability-Linked Senior Secured Reducing Revolving Credit Facility in the amount of $2.8 billion entered into by GasLog (the “Facility”) (Note 7).

On March 30, 2023, GAS-five Ltd. completed the sale and lease-back of the GasLog Sydney with a wholly owned subsidiary of CDBL (Note 4).

As of June 30, 2024, GasLog Partners had been pursuing an agreement for the sale and lease-back of a TFDE LNG carrier, the GasLog Santiago, which was completed on August 27, 2024 (Note 4). All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of June 30, 2024. As a result, the carrying amount of the GasLog Santiago ($145,353) was remeasured at the lower between carrying amount and fair value less costs to sell, resulting in no recognition of impairment loss and the vessel was reclassified as “Vessel held for sale” (within current assets) as of June 30, 2024. During the year ended December 31, 2024, a gain on disposal of $8,196 was recognized in profit or loss.

As of December 31, 2024, a number of negative indicators such as the continuous decline of the charter-free market values of the Partnership’s owned vessels as estimated by ship brokers, driven by reduced demand, and a decrease in headline rates to historical lows, prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment for the owned vessels, in accordance with the Partnership’s accounting policy (Note 2).

The recoverable amounts (values in use) for two of the Steam vessels owned by the Partnership were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $7,968 was recognized in the consolidated statement of profit or loss in the year ended December 31, 2024.

	As of December 31, 2024
Vessel	Impairment loss	Recoverable amount
Methane Jane Elizabeth	(5,321)	53,827
Methane Alison Victoria	(2,647)	55,770
Total	(7,968)	109,597

As of December 31, 2024, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average long-term re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $35 per day and for the TFDE vessels was $65 per day. Increasing/decreasing the average re-chartering rate used by $5 per day would (decrease)/increase the impairment loss by $(7,968)/$14,305. The adjusted discount rate used for the Steam vessels was 8.79% while for the TFDE vessels was 8.39%. Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $2,121/($2,236), respectively.